Write-Downs of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 1,554	¥ 14,980	¥ 1,807	¥ 15,068
Real Estate
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	1,535	14	1,709	26
Corporate Financial Services and Maintenance Leasing
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets		233		233
PE Investment And Concession Segment
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets		11,645	39	11,646
Environment and Energy
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets	¥ 19		58
Aircraft And Ships [Member]
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets		2,331		2,331
ORIX USA
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets		¥ 757		828
Asia and Australia
Property, Plant and Equipment [Abstract]
Write-downs of long-lived assets			¥ 1	¥ 4